Condensed Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member]	Common Stock Issuable [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stock, Common [Member]	Total
Balance at Jun. 30, 2022	$ 5,000				$ 57,364,930	$ (23,758)	$ (61,557,893)	$ 1,234,549	$ (46,477)	$ (3,023,649)
Balance, shares at Jun. 30, 2022	500,000	1	4
Issuance of common stock for conversion of convertible debt and accrued interest					1,387,723					1,387,723
Issuance of common stock for conversion of convertible debt and accrued interest, shares			85	14
Issuance of common stock for alternate cashless exercise of warrants
Issuance of common stock for alternate cashless exercise of warrants, shares			10	3
Issuance of common stock for issuable shares
Issuance of common stock for issuable shares, shares
Reclassification of put premium upon debt conversion					411,111					411,111
Foreign currency translation loss								60,327		60,327
Deemed dividend upon alternate cashless exercise of warrants					466,273		(466,273)
Net loss							(2,660,566)			(2,660,566)
Issuance of common stock for cash					24,711	23,758				48,469
Issuance of common stock for cash, shares
Issuance of common stock for services					138,947					138,947
Issuance of common stock for services, shares			1	10
Retirement of Series A Preferred Stock	$ (5,000)				5,000
Retirement of Series A Preferred Stock, shares	(500,000)
Issuance of common stock for exercise of Series B warrants					475,000					475,000
Issuance of common stock for exercise of Series B warrants, shares
Issuance of common stock in connection with a note payable					37,500					37,500
Issuance of common stock in connection with a note payable, shares			1
Warrant grant for settlement of accounts payable					5,551					5,551
Stock based compensation in connection with stock warrant grant					2,408					2,408
Fractional shares due to reverse split
Fractional shares due to reverse split, shares
Balance at Jun. 30, 2023					60,319,154		(64,684,732)	1,294,876	(46,477)	(3,117,179)
Balance, shares at Jun. 30, 2023		1	101	27
Issuance of common stock for conversion of convertible debt and accrued interest					229,190					229,190
Issuance of common stock for conversion of convertible debt and accrued interest, shares			82	10
Issuance of common stock for alternate cashless exercise of warrants
Issuance of common stock for alternate cashless exercise of warrants, shares			38
Issuance of common stock for issuable shares
Issuance of common stock for issuable shares, shares			27	(27)
Reclassification of put premium upon debt conversion					34,838					34,838
Relative fair value of warrant granted in connection with a loan payable - related party					141,084					141,084
Foreign currency translation loss								73,674		73,674
Deemed dividend upon alternate cashless exercise of warrants					142,575		(142,575)
Net loss							(350,866)			(350,866)
Balance at Sep. 30, 2023					60,866,841		(65,178,173)	1,368,550	(46,477)	(2,989,259)
Balance, shares at Sep. 30, 2023		1	247	10
Balance at Jun. 30, 2023					60,319,154		(64,684,732)	1,294,876	(46,477)	(3,117,179)
Balance, shares at Jun. 30, 2023		1	101	27
Foreign currency translation loss										(60,806)
Net loss										(935,250)
Balance at Dec. 31, 2023					61,054,772	(8,822)	(65,797,142)	1,234,070	(46,477)	(3,563,599)
Balance, shares at Dec. 31, 2023		1	603	(0)
Balance at Jun. 30, 2023					60,319,154		(64,684,732)	1,294,876	(46,477)	(3,117,179)
Balance, shares at Jun. 30, 2023		1	101	27
Issuance of common stock for conversion of convertible debt and accrued interest			$ 8		773,540					773,548
Issuance of common stock for conversion of convertible debt and accrued interest, shares			7,432
Issuance of common stock for alternate cashless exercise of warrants
Issuance of common stock for alternate cashless exercise of warrants, shares			105
Issuance of common stock for issuable shares
Issuance of common stock for issuable shares, shares			27	(27)
Reclassification of put premium upon debt conversion					246,254					246,254
Relative fair value of warrant granted in connection with a loan payable - related party					141,084					141,084
Foreign currency translation loss								(25,295)		(25,295)
Deemed dividend upon alternate cashless exercise of warrants					192,960		(192,960)
Net loss							(1,820,528)			(1,820,528)
Issuance of common stock for cash					23,057					23,057
Issuance of common stock for cash, shares			315
Balance at Jun. 30, 2024			$ 8		61,696,049		(66,698,220)	1,269,581	(46,477)	(3,779,059)
Balance, shares at Jun. 30, 2024		1	7,980
Balance at Sep. 30, 2023					60,866,841		(65,178,173)	1,368,550	(46,477)	(2,989,259)
Balance, shares at Sep. 30, 2023		1	247	10
Issuance of common stock for conversion of convertible debt and accrued interest					92,057					92,057
Issuance of common stock for conversion of convertible debt and accrued interest, shares			278
Issuance of common stock for alternate cashless exercise of warrants
Issuance of common stock for alternate cashless exercise of warrants, shares			44
Issuance of common stock for issuable shares
Issuance of common stock for issuable shares, shares			10	(10)
Reclassification of put premium upon debt conversion					52,467					52,467
Foreign currency translation loss								(134,480)		(134,480)
Deemed dividend upon alternate cashless exercise of warrants					34,585		(34,585)
Net loss							(584,384)			(584,384)
Issuance of common stock for cash					8,822	(8,822)
Issuance of common stock for cash, shares			23
Balance at Dec. 31, 2023					61,054,772	(8,822)	(65,797,142)	1,234,070	(46,477)	(3,563,599)
Balance, shares at Dec. 31, 2023		1	603	(0)
Balance at Jun. 30, 2024			$ 8		61,696,049		(66,698,220)	1,269,581	(46,477)	(3,779,059)
Balance, shares at Jun. 30, 2024		1	7,980
Issuance of common stock for conversion of convertible debt and accrued interest			$ 3		99,888					99,891
Issuance of common stock for conversion of convertible debt and accrued interest, shares			3,237
Reclassification of put premium upon debt conversion					9,336					9,336
Foreign currency translation loss								(98,943)		(98,943)
Net loss							(354,310)			(354,310)
Issuance of common stock for services					15,000					15,000
Issuance of common stock for services, shares			250
Balance at Sep. 30, 2024			$ 11		61,820,273		(67,052,530)	1,170,638	(46,477)	(4,108,085)
Balance, shares at Sep. 30, 2024		1	11,467
Balance at Jun. 30, 2024			$ 8		61,696,049		(66,698,220)	1,269,581	(46,477)	(3,779,059)
Balance, shares at Jun. 30, 2024		1	7,980
Foreign currency translation loss										222,287
Net loss										(784,493)
Balance at Dec. 31, 2024			$ 14		61,878,549		(67,482,713)	1,491,868	(46,477)	(4,158,759)
Balance, shares at Dec. 31, 2024		1	14,508
Balance at Sep. 30, 2024			$ 11		61,820,273		(67,052,530)	1,170,638	(46,477)	(4,108,085)
Balance, shares at Sep. 30, 2024		1	11,467
Issuance of common stock for conversion of convertible debt and accrued interest			$ 3		58,276					58,279
Issuance of common stock for conversion of convertible debt and accrued interest, shares			3,041
Foreign currency translation loss								321,230		321,230
Net loss							(430,183)			(430,183)
Balance at Dec. 31, 2024			$ 14		$ 61,878,549		$ (67,482,713)	$ 1,491,868	$ (46,477)	$ (4,158,759)
Balance, shares at Dec. 31, 2024		1	14,508